ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Cash Flows) (Details)	1 Months Ended	12 Months Ended
	Jun. 22, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income		¥ 405,575,533	$ 58,988,513	¥ 142,191,365	¥ 1,991,799,815
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of income from subsidiaries		(2,609,853)	(379,587)	2,055,669
Other income	¥ (1,709,592)	(5,318,405)		(1,351,317)
Exchange (gain)/loss		(33,681,095)	(4,898,712)	114,344,622	(208,811,416)
Changes in operating assets and liabilities:
Increase in prepayments and other current assets		(294,208,927)	(42,790,914)	(695,828,766)	(7,621,260)
Net cash provided by/(used in) operating activities		614,545,806	89,381,981	(177,092,694)	(1,802,967,740)
Cash flows from investing activities:
Net cash used in investing activities		(3,934,825,126)	(572,296,580)	(2,433,503,504)	(6,951,815,813)
Cash flows from financing activities:
Proceeds from exercise of share options		44,275,858	6,439,656	69,929,453	21,730,663
Repurchase of convertible senior notes		0	0	(422,829,295)	(1,218,706,405)
Net cash provided by financing activities		3,972,608,274	577,791,910	2,624,355,563	7,379,350,583
Effect of foreign exchange rate changes on cash and cash equivalents		68,323,815	9,937,287	(72,586,975)	74,639,667
Net increase/(decrease) in cash, cash equivalents, and restricted cash		720,652,769	104,814,598	(58,827,610)	(1,300,793,303)
Cash and cash equivalents, beginning of year		2,761,374,804	401,625,308	2,820,202,414	2,948,315,006
Cash and cash equivalents, end of year		3,482,027,573	506,439,906	2,761,374,804	2,820,202,414
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period		0	0	39,685,283	6,135,783
Parent Company [Member]
Cash flows from operating activities:
Net income		406,478,694	59,119,874	141,705,689	1,826,709,975
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of income from subsidiaries		(348,543,952)	(50,693,615)	(124,171,093)	(1,949,659,745)
Other income		(6,249,651)	(908,974)	(8,825,212)	(3,214,433)
Exchange (gain)/loss		(53,953,395)	(7,847,196)	(13,412,516)	10,073,699
Changes in operating assets and liabilities:
Decrease in due from subsidiaries		(1,895,298,545)	(275,659,740)	410,590,040	837,979,030
Increase in prepayments and other current assets		200,153	29,111	5,742,872	(4,394,605)
increase/(Decrease) in due to subsidiaries		1,177,359,405	171,239,823	(37,268,274)	327,267,488
increase/(Decrease) in other current liabilities		(166,056)	(24,152)	(10,018,710)	(10,835,057)
Net cash provided by/(used in) operating activities		(720,173,347)	(104,744,869)	364,342,796	1,144,168,844
Cash flows from investing activities:
Investments in subsidiaries				0	0
Net cash used in investing activities				0	0
Cash flows from financing activities:
Proceeds from exercise of share options		44,278,857	6,440,093	69,929,453	21,730,663
Repurchase of convertible senior notes				(422,829,295)	(1,218,706,405)
Proceeds from issuance of ordinary shares		663,232,926	96,463,228
Net cash provided by financing activities		707,511,783	102,903,321	(352,899,842)	(1,196,975,742)
Effect of foreign exchange rate changes on cash and cash equivalents		464,662	67,582	(551,797)	1,937,422
Net increase/(decrease) in cash, cash equivalents, and restricted cash		(12,196,902)	(1,773,966)	10,891,157	(50,869,476)
Cash and cash equivalents, beginning of year		15,706,763	2,414,084	4,815,606	55,685,082
Cash and cash equivalents, end of year		3,509,861	510,488	15,706,763	4,815,606
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period		¥ 0	$ 0	39,685,283	6,135,783
Parent Company [Member] | Capped Call Options [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value				0	18,226,535
Parent Company [Member] | 2016 Notes [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value				¥ 0	¥ 92,015,957